Parent Company (Details Textuals) (Non Cash [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent Company Details (Textuals) [Abstract]
Impacts of debt exchange on long-term debt	$ 0	$ 439	$ 0
Parent Company [Member]
Parent Company Details (Textuals) [Abstract]
Impacts of debt exchange on long-term debt	$ 0	$ 439	$ 0